Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
(Loss)/profit before tax from continuing operations	¥ 18,145	¥ 17,990	¥ (530)
Loss before tax from discontinued operations	(19)	(2,726)	(11,503)
(Loss)/profit before tax	18,126	15,264	(12,033)
Adjustments for:
Depreciation and amortization expenses	7,149	5,100	4,057
Finance income	(257)	(87)	(71)
Finance costs	26	65	106
Dividend income	(69)
Share-based compensation expenses	2,686	9,519	11,213
Gain on loss of control of subsidiaries and business transfer	(10,444)	(1,731)
(Gain)/loss on financial assets at fair value through profit or loss	(1,026)	656	(111)
Gain on disposal of property and equipment and intangible assets		(2,345)	(2)
Impairment loss of other intangible assets	214		1,447
Impairment loss of available-for-sale financial assets	1,761	293	1,790
Gain on sale of available-for-sale financial assets	(751)
Impairment loss of goodwill			2,692
Share of loss of associates and joint ventures	6,321	833	205
Loss/(gain) on foreign currency transactions, net	(182)	514	331
Changes in:
Trade and other receivables	(13,539)	(756)	(3,067)
Inventories	(2,366)	407	582
Trade and other payables	6,215	(1,620)	2,263
Accrued expenses	2,642	2,229	179
Advances received	6,338	1,762	4,350
Deferred revenue	(700)	1,931	3,680
Provisions	187	297	349
Post-employment benefits	2,054	1,339	903
Other current assets	(2,860)	(1,780)	(416)
Other current liabilities	1,311	4,148	(704)
Others	232	205	50
Cash provided by operating activities	23,068	36,243	17,793
Interest received	252	86	76
Interest paid	(32)	(58)	(92)
Dividend received	98	4	46
Income taxes paid	(12,421)	(7,522)	(10,844)
Net cash provided by operating activities	10,965	28,753	6,979
Cash flows from investing activities
Purchases of time deposits	(1,282)	(10,790)	(1,892)
Proceeds from maturities of time deposits	401	377	2,384
Purchase of equity investments	(4,880)	(1,245)	(437)
Proceeds from sales of equity investments	1,672
Investments in debt instruments	(6,433)	(7,642)
Proceeds from redemption of debt instruments	5,209
Acquisition of property and equipment and intangible assets	(12,622)	(6,352)	(5,696)
Proceeds from disposal of property and equipment and intangible assets	472	5,124	279
Investments in associates and joint ventures	(5,566)	(9,333)	(1,567)
Payments of office security deposits	(1,112)	(2,533)	(2,036)
Refund of office security deposits	1,581	168	138
Return of the office security deposits received under sublease agreement	(19)	(8)	(394)
Guarantee deposits for the Japanese Payment Services Act	(530)	(1,815)	(190)
Return of the guarantee deposits for the Japanese Payment Services Act	3,340	900
Acquisition of subsidiaries and businesses, net of cash acquired	(11,887)	(423)	(2,927)
Cash disposed on loss of control of subsidiary and business transfer	(581)	(485)
Payments for loan receivables	(2,165)	(2)	(23)
Collection of loan receivables	124
Others	48	(27)	132
Net cash used in investing activities	(34,230)	(34,086)	(12,229)
Cash flows from financing activities
Proceeds from/(repayment of) short-term borrowings, net	(107)	(20,752)	19,808
Payments for redemption of bonds		(510)	(641)
Repayment of borrowing arrangement			(451)
Payments of common shares issuance costs	(30)	(706)
Proceeds from initial public offering		126,848
Proceeds from exercise of stock options	11,489	1,750
Payment for acquisition of interest in subsidiaries from non-controllinginterests	(255)
Capital contribution from third party non-controlling interests	343	0	144
Others	(1)	(2)	0
Net cash provided by financing activities	11,439	106,628	18,860
Net increase/(decrease) in cash and cash equivalents	(11,826)	101,295	13,610
Cash and cash equivalents at the beginning of the year	134,698	33,652	20,254
Effect of exchange rate fluctuations on cash and cash equivalents	734	(249)	(212)
Cash and cash equivalents at the end of the year	¥ 123,606	¥ 134,698	¥ 33,652